10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Details
Remuneration or fees	$ 184,400	$ 288,713	$ 37,685
Option based payments (non-cash item)	221,193	545,662	75,426
Total compensation for key management personnel	$ 405,593	$ 834,375	$ 113,111